GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
GOODWILL [Abstract]
Schedule of Goodwill

Balance, January 1, 2012	$1,579
Balance, December 31, 2012	1,579
Balance, June 30, 2013	$1,579